Related Party Transactions (Schedule Of Costs Incurred Under The Management Agreements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Technical Services [Member]
Costs incurred under the Management Agreements	$ 135,381	$ 108,046	$ 81,844
Dry-Dock Activities Included In Technical Services [Member]
Costs incurred under the Management Agreements	5,855	4,673	3,575
Administrative And Strategic Services [Member]
Costs incurred under the Management Agreements	72	72	72
Reimbursed Expenses [Member]
Costs incurred under the Management Agreements	4,074	3,087	2,458
Construction Supervision [Member]
Costs incurred under the Management Agreements	2,056	1,864	3,106
Consulting Services [Member]
Costs incurred with the Manager and parties related thereto	84	192	240
Arrangement Fee [Member]
Costs incurred with the Manager and parties related thereto	1,832	1,500
Technical Service Fees Advance [Member]
Costs incurred with the Manager and parties related thereto	2,947
Transaction Fee [Member]
Costs incurred with the Manager and parties related thereto	$ 369